Other disclosures - Credit Risk - Measurement uncertainty - Macroeconomic variables (specific bases and 5-year averages) (Details)	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019
Upside 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	20.30%	10.10%
Upside 2 [member] | GDP [member] | United Kingdom | Specific bases [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	32.70%	4.20%	4.50%
Upside 2 [member] | GDP [member] | United Kingdom | 5-year averages [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	8.90%	3.20%	3.40%
Upside 2 [member] | GDP [member] | US | Specific bases [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	19.10%	4.20%	4.80%
Upside 2 [member] | GDP [member] | US | 5-year averages [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.90%	3.50%	3.70%
Upside 2 [member] | Unemployment [member] | United Kingdom | Specific bases [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.50%	3.40%	3.40%
Upside 2 [member] | Unemployment [member] | United Kingdom | 5-year averages [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.00%	3.50%	3.70%
Upside 2 [member] | Unemployment [member] | US | Specific bases [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.10%	3.00%	3.00%
Upside 2 [member] | Unemployment [member] | US | 5-year averages [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.40%	3.10%	3.10%
Upside 2 [member] | HPI [member] | United Kingdom | Specific bases [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	45.30%	46.00%	46.40%
Upside 2 [member] | HPI [member] | United Kingdom | 5-year averages [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	7.80%	7.90%	7.90%
Upside 2 [member] | HPI [member] | US | Specific bases [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	32.30%	37.10%	36.90%
Upside 2 [member] | HPI [member] | US | 5-year averages [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.80%	6.50%	6.50%
Upside 2 [member] | Bank Rate [member] | United Kingdom | Specific bases [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.10%	0.50%	0.80%
Upside 2 [member] | Bank Rate [member] | United Kingdom | 5-year averages [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.40%	0.50%	0.80%
Upside 2 [member] | Federal funds rate [member] | US | Specific bases [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.30%	1.50%	2.30%
Upside 2 [member] | Federal funds rate [member] | US | 5-year averages [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.60%	1.60%	2.30%
Upside 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	22.40%	23.10%
Upside 1 [member] | GDP [member] | United Kingdom | Specific bases [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	26.40%	2.90%	3.10%
Upside 1 [member] | GDP [member] | United Kingdom | 5-year averages [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	7.20%	2.40%	2.60%
Upside 1 [member] | GDP [member] | US | Specific bases [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	13.50%	3.30%	3.70%
Upside 1 [member] | GDP [member] | US | 5-year averages [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.40%	2.80%	3.00%
Upside 1 [member] | Unemployment [member] | United Kingdom | Specific bases [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.60%	3.80%	3.90%
Upside 1 [member] | Unemployment [member] | United Kingdom | 5-year averages [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.30%	3.90%	4.00%
Upside 1 [member] | Unemployment [member] | US | Specific bases [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.40%	3.50%	3.40%
Upside 1 [member] | Unemployment [member] | US | 5-year averages [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.10%	3.60%	3.50%
Upside 1 [member] | HPI [member] | United Kingdom | Specific bases [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	27.20%	32.00%	32.60%
Upside 1 [member] | HPI [member] | United Kingdom | 5-year averages [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.00%	5.70%	5.80%
Upside 1 [member] | HPI [member] | US | Specific bases [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	20.90%	23.30%	30.20%
Upside 1 [member] | HPI [member] | US | 5-year averages [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.90%	4.30%	5.40%
Upside 1 [member] | Bank Rate [member] | United Kingdom | Specific bases [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.10%	0.50%	0.80%
Upside 1 [member] | Bank Rate [member] | United Kingdom | 5-year averages [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.30%	0.50%	0.80%
Upside 1 [member] | Federal funds rate [member] | US | Specific bases [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.30%	1.50%	2.30%
Upside 1 [member] | Federal funds rate [member] | US | 5-year averages [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.50%	1.70%	2.30%
Baseline [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	25.40%	40.80%
Baseline [member] | GDP [member] | United Kingdom | Specific bases [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.40%	1.60%	1.70%
Baseline [member] | GDP [member] | United Kingdom | 5-year averages [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.40%	1.60%	1.70%
Baseline [member] | GDP [member] | US | Specific bases [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.30%	1.90%	2.10%
Baseline [member] | GDP [member] | US | 5-year averages [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.30%	1.90%	2.10%
Baseline [member] | Unemployment [member] | United Kingdom | Specific bases [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.90%	4.20%	4.30%
Baseline [member] | Unemployment [member] | United Kingdom | 5-year averages [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.90%	4.20%	4.30%
Baseline [member] | Unemployment [member] | US | Specific bases [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	6.30%	3.90%	3.70%
Baseline [member] | Unemployment [member] | US | 5-year averages [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	6.30%	3.90%	3.70%
Baseline [member] | HPI [member] | United Kingdom | Specific bases [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.30%	3.10%	3.20%
Baseline [member] | HPI [member] | United Kingdom | 5-year averages [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.30%	3.10%	3.20%
Baseline [member] | HPI [member] | US | Specific bases [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.30%	3.00%	4.10%
Baseline [member] | HPI [member] | US | 5-year averages [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.30%	3.00%	4.10%
Baseline [member] | Bank Rate [member] | United Kingdom | Specific bases [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.20%	0.70%	1.00%
Baseline [member] | Bank Rate [member] | United Kingdom | 5-year averages [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.20%	0.70%	1.00%
Baseline [member] | Federal funds rate [member] | US | Specific bases [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.30%	1.70%	2.70%
Baseline [member] | Federal funds rate [member] | US | 5-year averages [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.30%	1.70%	2.70%
Downside 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	17.50%	22.70%
Downside 1 [member] | GDP [member] | United Kingdom | Specific bases [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.60%	0.20%	0.30%
Downside 1 [member] | GDP [member] | United Kingdom | 5-year averages [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.20%	0.80%	0.90%
Downside 1 [member] | GDP [member] | US | Specific bases [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.00%	0.40%	0.40%
Downside 1 [member] | GDP [member] | US | 5-year averages [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.70%	1.00%	1.10%
Downside 1 [member] | Unemployment [member] | United Kingdom | Specific bases [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	9.60%	5.70%	5.70%
Downside 1 [member] | Unemployment [member] | United Kingdom | 5-year averages [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	6.20%	5.40%	5.10%
Downside 1 [member] | Unemployment [member] | US | Specific bases [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	15.40%	5.30%	5.20%
Downside 1 [member] | Unemployment [member] | US | 5-year averages [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	8.40%	5.00%	4.70%
Downside 1 [member] | HPI [member] | United Kingdom | Specific bases [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(15.00%)	(8.20%)	(0.50%)
Downside 1 [member] | HPI [member] | United Kingdom | 5-year averages [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(1.40%)	(1.10%)	0.90%
Downside 1 [member] | HPI [member] | US | Specific bases [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(8.80%)	0.50%	0.00%
Downside 1 [member] | HPI [member] | US | 5-year averages [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(0.50%)	1.30%	2.40%
Downside 1 [member] | Bank Rate [member] | United Kingdom | Specific bases [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.30%	2.80%	2.50%
Downside 1 [member] | Bank Rate [member] | United Kingdom | 5-year averages [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.10%	2.50%	2.30%
Downside 1 [member] | Federal funds rate [member] | US | Specific bases [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.40%	3.00%	3.00%
Downside 1 [member] | Federal funds rate [member] | US | 5-year averages [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.30%	2.90%	3.00%
Downside 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	14.40%	3.30%
Downside 2 [member] | GDP [member] | United Kingdom | Specific bases [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.20%	(4.70%)	(4.10%)
Downside 2 [member] | GDP [member] | United Kingdom | 5-year averages [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.80%	(0.70%)	(0.60%)
Downside 2 [member] | GDP [member] | US | Specific bases [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(3.10%)	(3.40%)	(3.30%)
Downside 2 [member] | GDP [member] | US | 5-year averages [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.80%	(0.50%)	(0.50%)
Downside 2 [member] | Unemployment [member] | United Kingdom | Specific bases [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	10.90%	8.70%	8.80%
Downside 2 [member] | Unemployment [member] | United Kingdom | 5-year averages [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	7.20%	7.70%	7.90%
Downside 2 [member] | Unemployment [member] | US | Specific bases [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	18.70%	8.50%	8.40%
Downside 2 [member] | Unemployment [member] | US | 5-year averages [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	10.90%	7.50%	7.40%
Downside 2 [member] | HPI [member] | United Kingdom | Specific bases [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(33.40%)	(32.40%)	(32.10%)
Downside 2 [member] | HPI [member] | United Kingdom | 5-year averages [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(5.50%)	(6.50%)	(6.40%)
Downside 2 [member] | HPI [member] | US | Specific bases [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(19.70%)	(19.80%)	(17.40%)
Downside 2 [member] | HPI [member] | US | 5-year averages [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(3.10%)	(3.70%)	(2.60%)
Downside 2 [member] | Bank Rate [member] | United Kingdom | Specific bases [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.20%	4.00%	4.00%
Downside 2 [member] | Bank Rate [member] | United Kingdom | 5-year averages [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.10%	3.70%	3.70%
Downside 2 [member] | Federal funds rate [member] | US | Specific bases [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.40%	3.50%	3.50%
Downside 2 [member] | Federal funds rate [member] | US | 5-year averages [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.30%	3.40%	3.40%